Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2017	Mar. 31, 2017
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	[1]	¥ 9,806	¥ 10,608
Derivative assets, Gross amounts offset on the balance sheet	[1]	0	0
Derivative assets, Net amounts presented on the balance sheet	[1],[2]	9,806	10,608
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(8,370)	(8,966)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	(504)	(620)
Derivative assets, Net amounts	[1]	932	1,022
Receivables under resale agreements, Gross amounts recognized	[1]	9,162	8,698
Receivables under resale agreements, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under resale agreements, Net amounts presented on the balance sheet	[1],[2]	9,162	8,698
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(9,105)	(8,662)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Receivables under resale agreements, Net amounts	[1]	57	36
Receivables under securities borrowing transactions, Gross amounts recognized	[1]	3,192	3,127
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	[1],[2]	3,192	3,127
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(3,172)	(3,116)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Receivables under securities borrowing transactions, Net amounts	[1]	20	11
Financial assets, Gross amounts recognized, Total	[1]	22,160	22,433
Financial assets, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial assets, Net amounts presented on the balance sheet, Total	[1],[2]	22,160	22,433
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[3],[4]	(20,647)	(20,744)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[3]	(504)	(620)
Financial assets, Net amounts, Total	[1]	1,009	1,069
Derivative liabilities, Gross amounts recognized	[1]	9,658	10,405
Derivative liabilities, Gross amounts offset on the balance sheet	[1]	0	0
Derivative liabilities, Net amounts presented on the balance sheet	[1],[2]	9,658	10,405
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(8,120)	(8,866)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	(972)	(901)
Derivative liabilities, Net amounts	[1]	566	638
Payables under repurchase agreements, Gross amounts recognized	[1]	18,453	17,446
Payables under repurchase agreements, Gross amounts offset on the balance sheet	[1]	0	0
Payables under repurchase agreements, Net amounts presented on the balance sheet	[1],[2]	18,453	17,446
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(18,275)	(17,391)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Payables under repurchase agreements, Net amounts	[1]	178	55
Payables under securities lending transactions, Gross amounts recognized	[1]	2,315	1,458
Payables under securities lending transactions, Gross amounts offset on the balance sheet	[1]	0	0
Payables under securities lending transactions, Net amounts presented on the balance sheet	[1],[2]	2,315	1,458
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(2,277)	(1,455)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Payables under securities lending transactions, Net amounts	[1]	38	3
Financial liabilities, Gross amounts recognized, Total	[1]	30,426	29,309
Financial liabilities, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial liabilities, Net amounts presented on the balance sheet, Total	[1],[2]	30,426	29,309
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[3],[4]	(28,672)	(27,712)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[3]	(972)	(901)
Financial liabilities, Net amounts, Total	[1]	¥ 782	¥ 696

[1]	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter ("OTC") and OTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[4]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.